Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-A OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2014

Collection Period	28-Feb-14	30/360 Days	30	Collection Period Start	1-Feb-14
Distribution Date	17-Mar-14	Actual/360 Days	27	Collection Period End	28-Feb-14
				Prior Month Settlement Date	18-Feb-14
				Current Month Settlement Date	17-Mar-14

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,443,236,592.65	881,322,762.87	847,611,620.55	0.596650
Yield Supplement Overcollaterization		22,618,552.27	10,874,203.51	10,226,239.59
Total Adjusted Portfolio		1,420,618,040.38	870,448,559.36	837,385,380.96
Total Adjusted Securities		1,420,618,040.38	870,448,559.36	837,385,380.96	0.589451
Class A-1 Notes	0.20000%	323,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.37000%	435,000,000.00	207,830,518.98	174,767,340.58	0.401764
Class A-3 Notes	0.50000%	410,000,000.00	410,000,000.00	410,000,000.00	1.000000
Class A-4 Notes	0.75000%	195,790,000.00	195,790,000.00	195,790,000.00	1.000000
Certificates	0.00000%	56,828,040.38	56,828,040.38	56,828,040.38	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	33,063,178.40	64,081.08	76.0073067	0.1473128
Class A-3 Notes	0.00	170,833.33	-	0.4166667
Class A-4 Notes	0.00	122,368.75	-	0.6250000
Certificates	0.00	0.00	-	-
Total Securities	33,063,178.40	357,283.16

I. COLLECTIONS

Interest:
Interest Collections		2,291,176.83
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,291,176.83

Principal:
Principal Collections		33,182,319.28
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		33,182,319.28

Recoveries of Defaulted Receivables		493,372.50
Servicer Advances		0.00

Total Collections		35,966,868.61

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	57,795	870,448,559.36
Total Principal Payment		33,063,178.40
	56,916	837,385,380.96

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-A OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2014

III. DISTRIBUTIONS

Total Collections	35,966,868.61
Reserve Account Draw	0.00
Total Available for Distribution	35,966,868.61

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	734,435.64
Servicing Fee Paid	734,435.64
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	64,081.08

Class A-2 Notes Monthly Interest Paid	64,081.08
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	170,833.33

Class A-3 Notes Monthly Interest Paid	170,833.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	122,368.75

Class A-4 Notes Monthly Interest Paid	122,368.75
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-A OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2014

Total Note Monthly Interest
Total Note Monthly Interest Due	357,283.16
Total Note Monthly Interest Paid	357,283.16
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	34,875,149.81

4. Total Monthly Principal Paid on the Notes	33,063,178.40

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	33,063,178.40
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,811,971.41
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	1,811,971.41

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,551,545.10
Required Reserve Account Amount	3,551,545.10
Beginning Reserve Account Balance	3,551,545.10
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,551,545.10

Required Reserve Account Amount for Next Period	3,551,545.10

VI. POOL STATISTICS

Weighted Average Coupon	3.18%
Weighted Average Remaining Maturity	43.64

Principal Recoveries of Defaulted Receivables	493,372.50
Principal on Defaulted Receivables	528,823.04
Pool Balance at Beginning of Collection Period	881,322,762.87
Net Loss Ratio	0.05%

Net Loss Ratio for Second Preceding Collection Period	0.58%
Net Loss Ratio for Preceding Collection Period	0.45%
Net Loss Ratio for Current Collection Period	0.05%
Average Net Loss Ratio	0.36%

Cumulative Net Losses for all Periods	4,102,509.70

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-A OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2014

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,971,424.71	227
61-90 Days Delinquent	1,036,970.46	61
91-120 Days Delinquent	329,773.45	19
Total Delinquent Receivables:	5,338,168.62	307
61+ Days Delinquencies as Percentage of Receivables	0.16%	0.14%

Delinquency Ratio for Second Preceding Collection Period		0.20%
Delinquency Ratio for Preceding Collection Period		0.15%
Delinquency Ratio for Current Collection Period		0.14%
Average Delinquency Ratio		0.16%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO